Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss)
Net Income (loss)	$ (210,395)	$ 258,826	$ 339,628
Other Comprehensive Income (loss):
Unrealized interest rate swap gains (losses)	(4,225)	514	0
Reclassification adjustments of interest rate swap losses transferred to Consolidated Statement of Operations	704	(229)	0
Actuarial gains (losses)	246	11	(11)
Other Comprehensive Income (loss)	(3,275)	296	(11)
Comprehensive Income (loss)	(213,670)	259,122	339,617
Comprehensive loss (income) attributable to the non-controlling interest	(1,198)	(997)	154
Comprehensive income (loss) attributed to Excel Maritime Carriers Ltd.	$ (214,868)	$ 258,125	$ 339,771